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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)


                                                                          NUMBER OF
                                                                           SHARES                            VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.2%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.9%
Autozone, Inc.                                                               42,926                     $     4,279  (a)
Bed Bath & Beyond, Inc.                                                     585,568                          22,486  (a,d)
Cablevision Systems Corp. (Class A)                                         339,822                           9,073  (a)
Carnival Corp.                                                              714,342                          33,838
CBS Corp.                                                                   582,303                          13,964
Comcast Corp. (Class A)                                                   2,233,036                          58,327  (a,d)
Comcast Corp. (Class A)                                                      15,525                             406  (a)
Kohl's Corp.                                                                180,857                           9,587  (a)
Koninklijke Philips Electronics N.V. ADR                                    482,897                          16,249  (d)
Liberty Global Inc. (Series C)                                              850,936                          16,806  (a)
Liberty Global, Inc. (Series A)                                             198,291                           4,059  (a)
Liberty Media Corp. (Series A)                                            5,924,929                          48,644  (a)
Lowe's Companies, Inc.                                                      240,523                          15,499
Marriott International Inc. (Class A)                                       175,395                          12,032
News Corp. (Class A)                                                        715,415                          11,883
Omnicom Group, Inc.                                                         611,681                          50,922
Ross Stores, Inc.                                                           386,325                          11,277
Target Corp.                                                                525,185                          27,315
The Home Depot, Inc.                                                      1,484,940                          62,813
Time Warner Inc.                                                          1,430,832                          24,024
Viacom Inc. (Class B)                                                     1,087,640                          42,200  (a)
                                                                                                            495,683

CONSUMER STAPLES - 9.5%
Alberto-Culver Company                                                      294,038                          13,005
Altria Group, Inc.                                                           36,415                           2,580
Clorox Co.                                                                  958,212                          57,349
Colgate-Palmolive Co.                                                       947,854                          54,122
Diageo PLC ADR                                                               93,004                           5,899  (d)
General Mills, Inc.                                                         304,052                          15,409
Kellogg Co.                                                                 766,354                          33,750
Kimberly-Clark Corp.                                                        268,280                          15,507  (d)
PepsiCo, Inc.                                                             1,650,767                          95,398
Procter & Gamble Co.                                                        321,150                          18,505
Sara Lee Corp.                                                              357,133                           6,386
The Coca-Cola Co.                                                         1,890,945                          79,174
                                                                                                            397,084

ENERGY - 9.3%
Amerada Hess Corp.                                                          211,620                          30,135
Burlington Resources, Inc.                                                  114,621                          10,535
EnCana Corp.                                                                264,916                          12,380
EOG Resources, Inc.                                                         182,432                          13,135
Exxon Mobil Corp.                                                         2,614,846                         159,140
Halliburton Co.                                                             659,899                          48,186
Occidental Petroleum Corp.                                                  364,361                          33,758
Schlumberger Ltd.                                                           438,089                          55,449
Transocean Inc.                                                             308,664                          24,786  (a)
                                                                                                            387,504

FINANCIALS - 17.6%
AFLAC Incorporated                                                          515,101                          23,247
Allstate Corp.                                                              647,450                          33,739
American Express Co.                                                        225,357                          11,843
American International Group, Inc.                                        1,470,029                          97,154
Bank of America Corp.                                                     2,445,939                         111,388
Berkshire Hathaway, Inc. (Class B)                                            5,865                          17,665  (a)
BlackRock Inc. (Class A)                                                     57,233                           8,013  (d)
Chubb Corp.                                                                 202,244                          19,302
Citigroup, Inc.                                                           1,240,497                          58,589
Everest Re Group, Ltd.                                                      100,004                           9,337
Federal Home Loan Mortgage Corp.                                            580,176                          35,391
Federal National Mortgage Assoc.                                            740,455                          38,059
HCC Insurance Holdings, Inc.                                                200,316                           6,971  (d)
Mellon Financial Corp.                                                    1,390,276                          49,494
Merrill Lynch & Company, Inc.                                               577,050                          45,448
Metlife, Inc.                                                               264,449                          12,791
Morgan Stanley                                                              343,399                          21,572
Principal Financial Group                                                    17,884                             873
Prudential Financial, Inc.                                                  148,449                          11,254
State Street Corp.                                                        1,174,602                          70,981  (c)
SunTrust Banks, Inc.                                                        606,316                          44,116
The Bank of New York Company, Inc.                                          143,084                           5,157
Wells Fargo & Co.                                                            75,118                           4,798
                                                                                                            737,182

HEALTHCARE - 14.2%
Abbott Laboratories                                                       1,589,508                          67,506
Advanced Medical Optics, Inc.                                                61,671                           2,876  (a,d)
Aetna, Inc.                                                                 638,866                          31,394
Amgen, Inc.                                                                 695,814                          50,620  (a)
Baxter International, Inc.                                                  286,167                          11,106
Boston Scientific Corp.                                                     180,857                           4,169  (a,d)
Eli Lilly & Co.                                                             236,087                          13,056
GlaxoSmithKline PLC ADR                                                     389,060                          20,352
Johnson & Johnson                                                         1,696,198                         100,449
LIncare Holdings Inc.                                                       543,716                          21,183  (a)
Medco Health Solutions, Inc.                                                268,280                          15,351  (a)
Medtronic Inc.                                                              156,604                           7,948
Novartis AG ADR                                                             249,996                          13,860
Pfizer Inc.                                                               4,803,408                         119,701
Quest Diagnostics Inc.                                                      250,398                          12,845
Smith & Nephew PLC ADR                                                       99,443                           4,436  (d)
UnitedHealth Group Incorporated                                             425,408                          23,763
Wyeth                                                                     1,512,949                          73,408
                                                                                                            594,023

INDUSTRIALS - 10.3%
ABB Ltd. ADR                                                                965,811                          12,121  (a,d)
Burlington Northern Santa Fe Corp.                                          164,545                          13,712
Cooper Industries Ltd.                                                      125,198                          10,880
Corinthian Colleges, Inc.                                                   320,545                           4,616  (a,d)
CSX Corp.                                                                    42,309                           2,530
Danaher Corp.                                                               327,434                          20,808
Deere & Co.                                                                 304,052                          24,035
Dover Corp.                                                               1,505,230                          73,094
Eaton Corp.                                                                 742,282                          54,164
Emerson Electric Co.                                                        142,753                          11,938
General Dynamics Corp.                                                      221,780                          14,190
Honeywell International Inc.                                                 85,849                           3,672
ITT Industries, Inc.                                                         89,226                           5,016
Northrop Grumman Corp.                                                      314,783                          21,497
Rockwell Collins, Inc.                                                       89,428                           5,039
Southwest Airlines Co.                                                      992,997                          17,864  (d)
Textron Inc.                                                                386,884                          36,131
3M Co.                                                                       58,593                           4,435
Tyco International Ltd.                                                   1,067,705                          28,700
United Technologies Corp.                                                 1,038,486                          60,201
Waste Management, Inc.                                                      189,226                           6,680
                                                                                                            431,323

INFORMATION TECHNOLOGY - 18.3%
Activision, Inc.                                                            250,395                           3,453  (a)
Analog Devices, Inc.                                                      1,245,539                          47,692
Applied Materials, Inc.                                                     357,708                           6,263
Automatic Data Processing, Inc.                                             492,063                          22,477  (d)
Checkfree Corp.                                                             107,312                           5,419  (a)
Cisco Systems, Inc.                                                       2,661,896                          57,683  (a)
Dell, Inc.                                                                  760,629                          22,636  (a)
eBay, Inc.                                                                  175,706                           6,863  (a)
EMC Corporation                                                           2,025,842                          27,612  (a)
Fidelity National Information Services, Inc.                                199,536                           8,091  (d)
First Data Corp.                                                          2,380,264                         111,444
Hewlett-Packard Co.                                                         281,945                           9,276
Intel Corp.                                                               1,396,291                          27,018
International Business Machines Corp.                                       450,711                          37,170
Intuit Inc.                                                                 961,788                          51,158  (a,d)
Linear Technology Corp.                                                     306,913                          10,767
Microsoft Corp.                                                           5,931,798                         161,404
Molex Inc. (Class A)                                                      1,251,977                          37,209
Novell, Inc.                                                                468,812                           3,600  (a)
Oracle Corp.                                                              5,961,269                          81,610  (a)
Sun Microsystems, Inc.                                                    1,336,182                           6,855  (a,d)
Xerox Corp.                                                                 500,791                           7,612  (a)
Yahoo! Inc.                                                                 375,595                          12,117  (a)
                                                                                                            765,429

MATERIALS - 3.4%
Air Products & Chemicals, Inc.                                              248,035                          16,665
Alcoa, Inc.                                                                 143,082                           4,373
Barrick Gold Corp.                                                          542,881                          14,788
Dow Chemical Co.                                                            230,436                           9,356
Freeport-McMoRan Copper & Gold Inc. (Class B)                               446,848                          26,708
Monsanto Co.                                                                589,573                          49,966
Newmont Mining Corp.                                                        319,712                          16,590
Weyerhaeuser Co.                                                             68,272                           4,945  (d)
                                                                                                            143,391

TELECOMMUNICATION SERVICES - 2.7%
Alltel Corp.                                                                489,630                          31,704
Sprint Corporation                                                        1,067,830                          27,593
Verizon Communications Inc.                                                 751,191                          25,586
Vodafone Group PLC ADR                                                    1,354,059                          28,300
                                                                                                            113,183

UTILITIES - 2.0%
American Electric Power Company, Inc.                                       214,316                           7,291
Constellation Energy Group, Inc.                                            321,937                          17,613
Dominion Resources, Inc.                                                    163,728                          11,302
Entergy Corp.                                                               164,545                          11,344
PG&E Corp.                                                                  441,424                          17,171  (d)
PPL Corp.                                                                   261,198                           7,679
Southern Co.                                                                280,371                           9,188
                                                                                                             81,588

TOTAL INVESTMENTS IN SECURITIES                                                                           4,146,390
(COST $3,732,971)

                                                                         PRINCIPAL
                                                                           AMOUNT                            VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS - 0.4%
State Street Corp.
4.35%                                                04/03/06            $   16,991                          16,991  (c)


                                                                         NUMBER OF
                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 2.4%
State Street Navigator Securities Lending Prime
Portfolio
4.76%                                                                    99,568,184                          99,568  (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                                116,559
(COST $116,559)

TOTAL INVESTMENTS                                                                                         4,262,949
(COST $3,849,530)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.0)%                                                         (85,144)
                                                                                                        -----------
NET ASSETS  - 100.0%                                                                                    $ 4,177,805
                                                                                                        ===========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2006 (unaudited)


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d)  All or a portion of the security is out on loan.



+    Percentages are based on net assets as of March 31, 2006.

*    Less than 0.1%.



Abbreviations:

ADR  American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 30, 2006